Insurance (Details) - 12 months ended Dec. 31, 2017 BRL in Thousands, $ in Millions	USD ($)	BRL
Operational risks
Insurance
Maximum insurance coverage		BRL 6,820,000
Civil general liabilities
Insurance
Maximum insurance coverage	$ 25	BRL 82,700
Domestic and international transportation insurance policy
Insurance
Insurance renewal period (in months)	12 months